Matters Concerning Tariffs	12 Months Ended
Dec. 31, 2025
Disclosure Matters Concerning Tariffs [Abstract]
Matters Concerning Tariffs
42. Matters Concerning Tariffs
In June 2025, the U.S. government announced an executive order imposing a 50% tariff on all steel and aluminum products, which took effect on June 4, 2025. The imposition of this tariff creates uncertainty in the estimates of the consolidated
financial statements.